Deposits - Narrative (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deposits [Abstract]
Time Deposits, at or Above FDIC Insurance Limit	$ 549,000,000	$ 1,200,000,000
Time deposits mature in 2022	576,000,000
Time deposits mature in 2023	2,000,000
Time deposits mature in 2024	1,000,000
Time deposits mature in 2025	0
Time deposits mature in 2026	0
Time deposits mature in 2027 and thereafter	$ 0